Basis of Presentation - Summary of allowance for credit losses for financial assets (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance recognized on transition	$ 151
Current period provision for expected credit losses	77
Ending balance as of June 30, 2020	$ 228